Payments, by Category - 12 months ended Dec. 31, 2024 R in Thousands	ZAR (R)
Payments:
Taxes	R 1,490,277
Royalties	665,093
Fees	29,689
Comm. Social Resp.	536,808
Total Payments	R 2,721,867